Auditor's remuneration	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Auditor's remuneration
34    Auditor’s remuneration

	2022	2021	2020
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	9.816	10.642	11.196
Audit of the accounts of subsidiaries, joint ventures and associates	0.605	1.234	1.262
Audit-related assurance services required by legislation to be provided by the auditor	1.933	1.770	1.815
Other assurance and agreed-upon procedures under legislation or contractual arrangements	7.938	1.867	2.003

Total assurance services	20.292	15.513	16.276

Fees payable to the Group’s auditors for non-assurance services
Other services	–	–	0.400

Total other services	–	–	0.400

Total fees	20.292	15.513	16.676

All amounts were paid to EY or EY affiliated firms with fees determined, and predominantly billed, in US dollars.
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report comprises fees for auditing the statutory financial report of the Group and includes audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.
Audit-related assurance services required by legislation to be provided by the auditors mainly comprises review of half-year reports.
Other assurance services comprise assurance in respect of the Group’s sustainability reporting and economic contribution report, in addition to the audits of the financial reports prepared in connection with the merger of BHP’s oil and gas portfolio with Woodside and the unification of BHP’s dual listed corporate structure.
Fees payable to the Group’s auditors for other services
No
 amounts were payable for other services in FY2022 or FY2021. Amounts for other services in FY2020 comprised tax compliance services
(US$
0.269
 million) and tax advisory services (US$
0.131
 million).